SIGNIFICANT ACCOUNTING POLICIES (Details - Fair value derivative liabilities) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Derivative liability	$ 36,024	$ 15,169	$ 15,526
Asset Retirement Obligation	71,157	67,857
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liability	36,024	15,169
Asset Retirement Obligation	$ 71,157	$ 67,857